Note 18 - Financial Statement Captions - Other Current Liabilities (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Legal and professional fees		$ 190,200	$ 144,486
Cost of professional services		45,762	0
Cost of software sales		19,180	7,652
Interest expense		1,195	1,002
Other		27,160	50,940
Other accrued liabilities	$ 217,108	$ 283,497	$ 204,080